Shareholders' Equity (Details) - USD ($)						1 Months Ended														6 Months Ended		12 Months Ended
	Dec. 13, 2021	Dec. 01, 2021	Feb. 18, 2021	Nov. 18, 2020	Jan. 09, 2018	Dec. 31, 2021	Sep. 24, 2021	Aug. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Feb. 18, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Aug. 09, 2021	Mar. 27, 2021	Mar. 25, 2021	Mar. 16, 2021	Dec. 24, 2020	Sep. 09, 2020
Shareholders' Equity (Details) [Line Items]
Increase in authorized shares, description		On December 1, 2021, the Company’s shareholders approved to the authorized share capital of the Company be increased from US$200,000 divided into 200,000,000 ordinary shares of a par value of US$0.001 each to US$800,000 divided into 800,000,000 ordinary shares of a par value of US$0.001 each by the creation of an additional 600,000,000 ordinary shares of a par value of US$0.001 each to rank pari passu in all respects with the existing ordinary shares.		On November 18, 2020, the Company’s shareholders approved to the authorized share capital of the Company be increased from US$75,000 divided into 75,000,000 ordinary shares of a par value of US$0.001 each to US$200,000 divided into 200,000,000 ordinary shares of a par value of US$0.001 each by the creation of an additional 125,000,000 ordinary shares of a par value of US$0.001 each to rank pari passu in all respects with the existing ordinary shares.
Ordinary shares, par value						$ 0.001			$ 0.001											$ 0.001		$ 0.001
Restricted common stock fair value (in Dollars)
Shares of common stock, fair value (in Dollars)																				$ 3,030,285	$ 1,128,900
Stock compensation expense (in Dollars)																						$ 3,000,000	$ 1.1
Warrants, description			S. Persons (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 20,000,000 units. Each unit consists of one restrictive ordinary share of the Company and a warrant (“SPA Warrants”) to purchase one share with an initial exercise price of $1.34 per share. The SPA Warrants are exercisable immediately upon the date of issuance at an initial exercise price of $1.34 per Share, for cash (the “Warrant Shares”). The SPA Warrants may also be exercised cashlessly if at any time after the three-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The SPA Warrants shall expire three years from its date of issuance. The SPA Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. The SPA Warrants are exercisable immediately, at an exercise price of $1.34 per Ordinary Share and expire 3.0 years from the date of issuance. The fair value of the SPA Warrants was $15,898,047, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $1.06, risk free rate of 0.21%; expected term of 3.0 years; exercise price of the warrants of $1.34, volatility of 141%; and expected future dividends of 0%.
Warrant description							The Company will also issue a warrant to purchase 948,747 ordinary shares to the placement agent (the “Placement Agent Warrants”). The Investor Warrants and Placement Agent Warrants are initially exercisable at $1.00 per Ordinary Share and expire 3.0 years from the date of issuance. The fair value of the Investor Warrants and Placement Agent Warrants were $9,123,701, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $0.56, risk free rate of 0.55%; expected term of 3.0 years; exercise price of the warrants of $1.00, volatility of 140%; and expected future dividends of 0%.
Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Shares of common stock (in Shares)																		3,225,000
Ordinary shares, issued (in Shares)																		2,096,252
Total proceeds (in Dollars)																		$ 3,800,000
Offering cost (in Dollars)																		$ 400,000
Warrant One [Member]
Shareholders' Equity (Details) [Line Items]
Shares of common stock (in Shares)																13,200,000
Total proceeds (in Dollars)																$ 6,000,000
Offering cost (in Dollars)																$ 600,000
Purchase of warrants (in Shares)																11,880,000
Minimum [Member] | Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Warrant exercise price																		$ 1.5
Minimum [Member] | Warrant One [Member]
Shareholders' Equity (Details) [Line Items]
Warrant exercise price																$ 0.5
Maximum [Member] | Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Warrant exercise price																		$ 1.3
Maximum [Member] | Warrant One [Member]
Shareholders' Equity (Details) [Line Items]
Warrant exercise price																$ 0.55
Purchaser an Aggregate [Member]
Shareholders' Equity (Details) [Line Items]
Shares of common stock (in Shares)					31,746											3,174,603
Offering cost (in Dollars)					$ 40,000
Gross proceeds (in Dollars)																$ 2,000,000
Ordinary shares issued (in Shares)																500,000													793,651
Stock price per share																													$ 0.63
Total proceeds (in Dollars)					$ 460,000
Direct Offering Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Warrants, description																In a connection with the private placement in September 2020 for the sale of 13,200,000 ordinary shares, the Company also sold warrants (“Direct Offering Warrants”) to purchase an aggregate of up to an aggregate of 11,880,000 ordinary shares to certain institutional investors on September 15, 2020. The warrants are exercisable immediately, at an exercise price of $0.55 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $8,403,557, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $0.79, risk free rate of 0.32%; expected term of 5.5 years; exercise price of the warrants of $0.55, volatility of 130%; and expected future dividends of 0%.			In a connection with the private placement in July 2020 for the sale of 3,225,000 ordinary shares, the Company also sold warrants (“Direct Offering Warrants”) to purchase an aggregate of up to an aggregate of 2,096,252 ordinary shares to certain institutional investors on July 20, 2020. The warrants are exercisable immediately, at an exercise price of $1.50 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $2,901,119, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $1.59, risk free rate of 0.34%; expected term of 5.5 years; exercise price of the warrants of $1.50, volatility of 128%; and expected future dividends of 0%.
Securities Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Stock price per share							$ 0.68
Ordinary shares of per shares							0.68
Warrant to purchase price per share							$ 0.7
Net proceeds (in Dollars)							$ 19,200,000
Second Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued (in Shares)							31,624,923
Warrant to purchase price per share							$ 0.7
Net proceeds (in Dollars)							$ 19,200,000
Second Purchase Agreement [Member] | Investor Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued (in Shares)							22,137,448
First Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value																										$ 0.001
Ordinary shares of per shares																										$ 1.3
First Purchase Agreement [Member] | First Private Placement [Member]
Shareholders' Equity (Details) [Line Items]
Offering cost (in Dollars)																										$ 3,900,000
Ordinary shares, issued (in Shares)																										3,000,000
Second Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value																										$ 0.001
Ordinary shares of per shares																										$ 1.3
Second Purchase Agreement [Member] | Second Private Placement [Member]
Shareholders' Equity (Details) [Line Items]
Offering cost (in Dollars)																										$ 4,550,000
Ordinary shares, issued (in Shares)																										3,500,000
Third Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value																									$ 0.001
Ordinary shares of per shares																									$ 1.3
Third Purchase Agreement [Member] | Third Private Placement [Member]
Shareholders' Equity (Details) [Line Items]
Offering cost (in Dollars)																									$ 3,900,000
Ordinary shares, issued (in Shares)																									3,000,000
Fourth Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value																									$ 0.001
Ordinary shares of per shares																									$ 1.3
Fourth Purchase Agreement [Member] | Fourth Private Placement [Member]
Shareholders' Equity (Details) [Line Items]
Offering cost (in Dollars)																									$ 4,550,000
Ordinary shares, issued (in Shares)																									3,500,000
Fifth Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value																									$ 0.001
Ordinary shares of per shares																									$ 1.3
Fifth Purchase Agreement [Member] | Fifth Private Placement [Member]
Shareholders' Equity (Details) [Line Items]
Offering cost (in Dollars)																									$ 4,550,000
Ordinary shares, issued (in Shares)																									3,500,000
Sixth Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value																									$ 0.001
Ordinary shares of per shares																									$ 1.3
Sixth Purchase Agreement [Member] | Sixth Private Placement [Member]
Shareholders' Equity (Details) [Line Items]
Offering cost (in Dollars)																									$ 4,550,000
Ordinary shares, issued (in Shares)																									3,500,000
Restricted Stock [Member]
Shareholders' Equity (Details) [Line Items]
Compensation expense related to restricted stock grants (in Dollars)																						400,000	700,000
Restricted Stock [Member] | Chief Executive Officer [Member]
Shareholders' Equity (Details) [Line Items]
Restricted common stock, shares (in Shares)																		300,000
Restricted common stock fair value (in Dollars)																		$ 522,000
Third Party to Purchase Certain Machinery [Member]
Shareholders' Equity (Details) [Line Items]
Shares of common stock (in Shares)																	6,060,318
Closing price											$ 0.85						$ 0.63
Third Party to Purchase Certain Copyrights [Member]
Shareholders' Equity (Details) [Line Items]
Shares of common stock (in Shares)											1,814,818
SAP [Member]
Shareholders' Equity (Details) [Line Items]
Shares of common stock (in Shares)												20,000,000
Offering cost (in Dollars)			$ 26,000,000									$ 26,000,000
Ordinary shares, par value			$ 0.001									$ 0.001
Warrant exercise price			1.34									1.34
SAP [Member] | Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Stock price per share			1.3									1.3
SAP [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Stock price per share			$ 1.34									$ 1.34
Mr. Basil Wilson [Member]
Shareholders' Equity (Details) [Line Items]
Unvested restricted ordinary shares forfeited (in Shares)	150,000
Unvested restricted ordinary value forfeited (in Dollars)	$ 168,000
Mr. Basil Wilson [Member] | Restricted Stock [Member]
Shareholders' Equity (Details) [Line Items]
Restricted common stock, shares (in Shares)									400,000
Restricted common stock fair value (in Dollars)									$ 448,000
Chief Executive Officer [Member] | Restricted Stock [Member]
Shareholders' Equity (Details) [Line Items]
Restricted common stock, shares (in Shares)						100,000
Restricted common stock fair value (in Dollars)						$ 45,900
Board Granted [Member]
Shareholders' Equity (Details) [Line Items]
Aggregate shares of common stock (in Shares)														1,590,000
Shares of common stock, fair value (in Dollars)														$ 1,128,900
Closing price																												$ 0.71
Thirteen Employees [Member]
Shareholders' Equity (Details) [Line Items]
Aggregate shares of common stock (in Shares)													2,160,000
Shares of common stock, fair value (in Dollars)													$ 1,836,000
Closing price													$ 0.85
Nine Employees [Member]
Shareholders' Equity (Details) [Line Items]
Aggregate shares of common stock (in Shares)										1,380,000
Shares of common stock, fair value (in Dollars)										$ 1,131,600
Closing price																											$ 0.82
Twenty One Employees [Member]
Shareholders' Equity (Details) [Line Items]
Aggregate shares of common stock (in Shares)								3,755,000
Closing price																								$ 0.807
Amortization of deferred stock compensation (in Dollars)								$ 3,030,285
Two Service Providers [Member]
Shareholders' Equity (Details) [Line Items]
Restricted common stock fair value (in Dollars)															$ 441,000
Aggregate shares of common stock (in Shares)															700,000
Closing price															$ 0.63
Chief Financial Officer [Member]
Shareholders' Equity (Details) [Line Items]
Stock compensation expense (in Dollars)																						$ 0	$ 400,000
Conversion of Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Shares of common stock (in Shares)																							0.6
Gross proceeds (in Dollars)																							$ 5,200,000
Warrant Total (in Shares)																							5,327,274
Weighted exercise price																			$ 5,327,274				$ 5,327,274
Securities Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued (in Shares)							31,624,923
Securities Purchase Agreement [Member] | Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued (in Shares)							22,137,448